Notes Payable (Details) - Schedule of notes payable - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of notes payable [Abstract]
Note payable to Epiroc, collateralized by a used Epiroc drill due in 36 monthly payments of $14,679 including interest at 5.2%.		$ 58,061
Total Principal amount		58,061	$ 543,511
Current portion		(58,061)	$ (427,413)
Long term portion